GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amount of goodwill allocated to its reporting units for the six months ended June 30, 2024, and the year ended December 31, 2023, are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2022	$31,410	$6,507	$7,981	$45,898
Foreign currency exchange adjustments	1,741	381	468	2,590
Balance at December 31, 2023	$33,151	$6,888	$8,449	$48,488
Foreign currency exchange adjustments	(361)	(53)	(65)	(479)
Balance at June 30, 2024	$32,790	$6,835	$8,384	$48,009

The Company performed the annual impairment assessment as of December 31, 2023, which did not result in impairment losses.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Changes in the carrying amount of intangible assets for the six months ended June 30, 2024, and the year ended December 31, 2023, are as follows:

	Trade	Customer	Other	Total Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723
Acquisitions	-	-	987	987
Amortization	-	(92)	(168)	(260)
Foreign currency exchange adjustments	40	71	87	198
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648
Acquisitions	-	-	102	102
Amortization	-	(46)	(129)	(175)
Foreign currency exchange adjustments	(23)	(46)	(10)	(79)
Balance at June 30, 2024	$944	$1,683	$1,869	$4,496

As of June 30, 2024, the weighted-average remaining amortization period for intangibles other than goodwill is 8.8 years and future intangible amortization is expected to total the following:

(in thousands)
Remainder of 2024	$245
2025	490
2026	490
2027	391
2028	292
Thereafter	1,644
Total amortization	$3,552